UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
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Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital Limited
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11857
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

   /s/ Paul Leary             London, United Kingdom      May 14, 2013
------------------------   ----------------------------  -------------------
      [Signature]                  [City, State]               [Date]




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Report Type (Check only one.):

[   ]       13F  HOLDINGS  REPORT.  (Check  here  if   all  holdings  of  this
            reporting manager are reported in this report.)

[ X ]       13F  NOTICE. (Check  here  if  no  holdings reported are  in  this
            report,  and   all  holdings  are  reported  by   other  reporting
            manager(s).)

[   ]       13F COMBINATION REPORT. (Check here if  a portion of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:

Form 13F File Number:         Name:

028-11856                     Centaurus Capital LP